Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 569,430.00
Total Fee Amount	78.64
Total Offset Amount	0.00
Net Fee	$ 78.64
Offering Table N/A
Offset Table N/A	N/A